DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS (Q1) (Details)						3 Months Ended	5 Months Ended	12 Months Ended
	Nov. 23, 2021 shares	Nov. 22, 2021 USD ($)	May 25, 2021 shares	May 20, 2021 USD ($)	Nov. 27, 2020 USD ($) $ / shares shares	Mar. 31, 2022 USD ($) Extension Business $ / shares shares	Dec. 31, 2020 USD ($)	Dec. 31, 2021 USD ($) Business $ / shares shares	Dec. 31, 2020 USD ($)
Proceeds from Issuance of Equity [Abstract]
Gross proceeds from initial public offering							$ 270,480,000	$ 0
Private Placement Warrant Proceeds							10,280,000	5,520,000
Transaction costs					$ 15,736,649
Underwriting fees					5,520,000
Deferred underwriting fees					9,660,000
Other costs					556,649
Net proceeds from initial public offering and private placement					$ 278,760,000		278,760,000	$ 5,520,000
Net proceeds from initial public offering and private placement (in dollars per share) | $ / shares					$ 10.10
Period of prior to completion of the business combination						2 days		2 days
Percentage of public shares that can be redeemed without prior consent						15.00%		15.00%
Percentage of public shares that would not be redeemed if business combination is not completed within initial combination period						100.00%		100.00%
Period to redeem public shares if business combination is not completed within initial combination period						10 days		10 days
Cash						$ 199,358	$ 1,144,776	$ 17,499	$ 1,144,776
Sponsor [Member]
Proceeds from Issuance of Equity [Abstract]
Number of extensions to period of time to complete business combination | Extension						1
Period of extension to period to complete business combination						6 months		6 months
Minimum [Member]
Proceeds from Issuance of Equity [Abstract]
Number of operating businesses included in initial business combination | Business						1		1
Fair market value as percentage of net assets held in trust account included in initial business combination						80.00%		80.00%
Post-transaction ownership percentage of the target business						50.00%		50.00%
Maximum [Member]
Proceeds from Issuance of Equity [Abstract]
Net proceeds from initial public offering and private placement (in dollars per share) | $ / shares						$ 10.30		$ 10.30
Interest on trust account that can be held to pay dissolution expenses						$ 100,000		$ 100,000
Private Placement Warrant [Member]
Proceeds from Issuance of Equity [Abstract]
Share price (in dollars per share) | $ / shares					$ 1.00
Warrants issued (in shares) | shares					10,280,000
Private Placement Warrant Proceeds					$ 10,280,000
Private Placement Warrant [Member] | Sponsor [Member]
Proceeds from Issuance of Equity [Abstract]
Share price (in dollars per share) | $ / shares						$ 1.00		$ 1.00
Warrants issued (in shares) | shares	2,760,000		2,760,000
Private Placement Warrant Proceeds		$ 2,760,000		$ 2,760,000
Number of days for advance notice to purchase additional warrants						5 days		5 days
Warrants to be issued if business combination not consummated (in shares) | shares						2,760,000		2,760,000
Proceeds to be received from warrants if business combination not consummated						$ 2,760,000		$ 2,760,000
Initial Public Offering [Member]
Proceeds from Issuance of Equity [Abstract]
Gross proceeds from initial public offering									$ 278,760,000
Initial Public Offering [Member] | Public Shares [Member]
Proceeds from Issuance of Equity [Abstract]
Units issued (in shares) | shares					27,600,000
Share price (in dollars per share) | $ / shares					$ 10.00
Gross proceeds from initial public offering					$ 276,000,000
Over-Allotment Option [Member] | Public Shares [Member]
Proceeds from Issuance of Equity [Abstract]
Units issued (in shares) | shares					3,600,000
Share price (in dollars per share) | $ / shares					$ 10.00
Private Placement [Member] | Private Placement Warrant [Member]
Proceeds from Issuance of Equity [Abstract]
Share price (in dollars per share) | $ / shares					$ 1.00
Warrants issued (in shares) | shares					10,280,000
Private Placement Warrant Proceeds					$ 10,280,000